Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2016
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions with Related Parties and Affiliates
NOTE 18 - TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
The Navios Holdings Credit facility: In May 2015, Navios Partners entered into the Navios Holdings Credit Facility of up to $60,000. The Navios Holdings Credit Facility has a margin of LIBOR plus 300 bps. The final maturity date was January 2, 2017. As of December 31, 2016, there was no outstanding amount under this facility (See Note 11).

Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014 and February 2015, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.0 daily rate per Ultra-Handymax vessel; (b) $4.10 daily rate per Panamax vessel; (c) $5.10 daily rate per Capesize vessel; (d) $6.50 daily rate per Container vessel of TEU 6,800; (e) $7.20 daily rate per Container vessel of more than TEU 8,000; and (f) $8.50 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2015. In February 2016, Navios Partners further amended its existing Management Agreement with the Manager to fix the fees for ship management services of its owned fleet at: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of more than TEU 8,000; and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence. Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.

Total management fees for the year ended December 31, 2016, 2015 and 2014 amounted to $59,209, $56,504 and $50,359, respectively.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the year ended December 31, 2016, 2015 and 2014 amounted to $7,751, $6,205 and $6,089, respectively.

Balance due from related parties (excluding Navios Europe I and Navios Europe II): Balance due from related parties as of December 31, 2016 was $19,040 and included the short-term due from Navios Holdings. The balance mainly consisted of management fees and other receivables. Amounts due from related parties as of December 31, 2015 was $0.

Balance due to related parties: Included in the non-current liabilities as of December 31, 2016 was an amount of $11,105, which represented the non-current amount payable to Navios Holdings and its subsidiaries. The balance mainly consisted of payables for drydock and special survey expenses. Amounts due to related parties included in the current liabilities as of December 31, 2015 was $8,680 mainly consisting of payables for drydock and special survey expenses, management fees outstanding and other receivables.

Vessel Chartering: In May 2012 and 2013, Navios Partners entered into two charters with a subsidiary of Navios Holdings for the Navios Aldebaran and the Navios Prosperity. On February 11, 2015, Navios Partners and Navios Holdings entered into a novation agreement whereby the rights to the time charter contract of the Navios Aldebaran and the Navios Prosperity were transferred to
Navios Holdings on February 28 and March 5, 2015, respectively.

In 2012 and 2013, Navios Partners entered into various charters with a subsidiary of Navios Holdings for the Navios Apollon, Navios Libra, Navios Felicity and Navios Hope. In April 2015, these charters were further extended for approximately one year at a net daily rate of $12.5, $12.0, $12.0 and $10.0, respectively, plus 50/50 profit sharing based on actual earnings at the end of the period. The vessels were redelivered as of April 2016.

In 2015, Navios Partners entered into various charters with a subsidiary of Navios Holdings for the Navios Gemini, Navios Hyperion,
Navios Soleil, Navios Harmony, Navios Orbiter, Navios Fantastiks, Navios Alegria, Navios Pollux and Navios Sun. The terms of these charters were approximately nine to twelve months, at a net daily rate of $7.6, $12.0, $12.0, $12.0, $12.0, $12.5, $12.0, $11.4 and $12.0, respectively plus 50/50 profit sharing based on actual earnings at the end of the period. The vessels were redelivered as of April 2016.

In November 2016, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Fulvia, a 2010-built Capesize vessel. The term of this charter is approximately three months that commenced in November 2016, at a net daily rate of $11.5.

Total revenue of Navios Partners from the subsidiaries of Navios Holdings for the year ended December 31, 2016, 2015 and 2014 amounted to $1,939, $38,809 and $27,444, respectively.

Share Purchase Agreements: On February 4, 2015, Navios Partners entered into a share purchase agreement with Navios Holdings pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests (See Note 13—Issuance of Units).

Registration Rights Agreement: On February 4, 2015, in connection with the share purchase agreement as discussed above, Navios Partners entered into a registration rights agreement with Navios Holdings pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units.
Balance due from Navios Europe I: Navios Holdings, Navios Maritime Acquisition Corporation (“Navios Acquisition”) and Navios Partners have made available to Navios Europe Inc. (“Navios Europe I”) (in each case, in proportion to their ownership interests in Navios Europe I) revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”). See Note 20 for the Investment in Navios Europe I and respective ownership interests. The Navios Revolving Loans I earn a 12.7% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of December 31, 2016, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates”and  the outstanding amount relating to the Navios Revolving Loans I capital was $750 (December 31, 2015: $750), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans I was $310 under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans I was $235 under the caption “Loans receivable from affiliates”. As of December 31, 2016 and December 31, 2015, the amounts undrawn from the Navios Revolving Loans I were $9,100, of which Navios Partners' portion was $455.
Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe (II) Inc. (“Navios Europe II”) (in each case, in proportion to their ownership interests in Navios Europe II) revolving loans up to $38,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). See Note 20 for the Investment in Navios Europe II and respective ownership interests.
The Navios Revolving Loans II earn an 18.0% preferred distribution and are repaid from Free Cash Flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter. There are no covenant requirements or stated maturity dates.
As of December 31, 2016, Navios Partners' portion of the outstanding amount relating to portion of the investment in Navios Europe II (5.0% of the $14,000) was $700, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital was $1,221 (December 31, 2015: $771), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans II was $288 under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans II was $216 under the caption “Loans receivable from affiliates”.  As of December 31, 2016, the amounts undrawn from the Navios Revolving Loans II was $14,075, of which Navios Partners' portion was $704. As of December 31, 2015, the amount undrawn from the Navios Revolving Loans II was $23,075, of which Navios Partners' portion was $1,154.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners' IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.
Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition's initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.
In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.
On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. During the year ended December 31, 2016 and 2015, the Company submitted claims for charterers' default under this agreement to Navios Holdings for a total amount of $9,153 and $3,605, respectively, net of applicable deductions, of which $9,635 and $3,795 was recorded as “Other income” for the year ended December 31, 2016 and 2015, respectively.
As of December 31, 2016, Navios Holdings held an 18.0% common unit interest in Navios Partners, represented by 15,344,310 common units and it also held a general partner interest of 2.0%.